SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Revenues	$ 32,922	$ 43,101	$ 57,025
Long-lived assets	22,523	27,106
Inter-segment
SEGMENT REPORTING
Revenues	(12,558)	(11,943)	(7,593)
Hong Kong
SEGMENT REPORTING
Revenues	17,091	21,562	47,038
Long-lived assets	140	693
USA
SEGMENT REPORTING
Revenues	28,389	33,482	$ 17,580
Long-lived assets	18,158	25,400
Mainland China
SEGMENT REPORTING
Long-lived assets	650	$ 1,013
Ethiopia
SEGMENT REPORTING
Long-lived assets	$ 3,575